UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23323

Procure ETF Trust II

(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056

(Address of principal executive offices) (Zip code)

Andrew Chanin

16 Firebush Road, Levittown, PA 19056

(Name and address of agent for service)

1-866-690-3837

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Procure Space ETF®
UFO (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | April 30, 2026 https://procureetfs.com/ufo/tsr/
This semi-annual shareholder report contains important information about the Procure Space ETF® for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://procureetfs.com/. You can also request this information by contacting us at 1-866-690-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Procure Space ETF®	$46	0.78%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
Recent months have provided unpredictability with government spending and budget approvals towards defense and space initiatives.   This has provided volatility across the space industry.   Additionally, as geopolitical concerns mount, foreign governments are reviewing which American companies they chose to partner with (if any) for their various space missions.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$749,259,927
Number of Holdings	51
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Planet Labs PBC	6.2%
ViaSat, Inc.	5.9%
Globalstar, Inc.	5.3%
Sirius XM Holdings, Inc.	5.0%
Rocket Lab Corp.	5.0%
EchoStar Corp.	4.8%
Iridium Communications, Inc.	4.5%
Garmin, Ltd.	4.4%
Trimble, Inc.	4.2%
MDA Space Ltd	4.1%

Top Sectors	(%)
Industrials	47.7%
Communication Services	34.4%
Information Technology	12.7%
Consumer Discretionary	4.4%
Cash & Other	0.8%
*	Pecentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://procureetfs.com/.
Procure Space ETF®	PAGE 1	TSR-SAR-74280R205

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your ProcureAM, LLC documents not be householded, please contact ProcureAM, LLC at 1-866-690-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by ProcureAM, LLC or your financial intermediary.
Procure Space ETF®	PAGE 2	TSR-SAR-74280R205

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 (a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The Registrant’s Financial Statements are filed herewith.

PROCURE SPACE ETF®
TICKER: UFO
Semi-Annual Report
April 30, 2026

Procure Space ETF®
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Canada - 4.9%
Aerospace & Defense - 4.1%(a)
MDA Space Ltd.(b)	1,007,022	$30,733,740
Diversified Telecommunication Services - 0.8%
Telesat Corp.(b)(c)	126,842	6,224,137
Total Canada		36,957,877
France - 1.7%
Aerospace & Defense - 0.3%(a)
Thales SA	7,641	2,096,506
Media - 1.4%
Eutelsat Communications SACA(b)	3,409,228	10,873,793
Total France		12,970,299
Israel - 1.3%
Communications Equipment - 1.3%
Gilat Satellite Networks, Ltd.(b)(c)	521,198	9,621,315
Diversified Telecommunication Services - 0.0%(d)
Space Communication Ltd.(b)	184,801	178,970
Total Israel		9,800,285
Italy - 1.6%
Aerospace & Defense - 1.6%(a)
Avio SpA	261,425	9,672,185
Leonardo SpA	43,074	2,678,988
Total Italy		12,351,173
Japan - 6.4%
Aerospace & Defense - 2.0%(a)
Astroscale Holdings, Inc.(b)	722,000	5,925,095
Ispace, Inc.(b)	961,051	2,870,182
QPS Holdings, Inc.(b)	370,600	5,959,682
		14,754,959
Media - 3.5%
SKY Perfect JSAT Corp.	1,190,067	26,200,384
Professional Services - 0.9%
Synspective, Inc.(b)	434,200	3,663,013
Weathernews, Inc.	234,864	3,049,987
		6,713,000
Total Japan		47,668,343
Luxembourg - 4.0%
Media - 4.0%
SES SA	3,630,468	29,938,755

	Shares	Value
Netherlands - 2.6%
Aerospace & Defense - 2.2%(a)
Airbus SE	78,576	$16,119,288
Software - 0.4%
TomTom NV(b)	551,408	3,007,751
Total Netherlands		19,127,039
South Korea - 1.0%
Aerospace & Defense - 0.1%(a)
Lumir, Inc.(b)	78,243	855,123
Communications Equipment - 0.9%
Intellian Technologies, Inc.	72,094	6,450,158
Total South Korea		7,305,281
Sweden - 0.8%
Aerospace & Defense - 0.3%(a)
GomSpace Group AB(b)	1,021,977	2,076,673
Diversified Telecommunication Services - 0.5%
Ovzon AB(b)	694,816	4,062,900
Total Sweden		6,139,573
Switzerland - 4.4%
Household Durables - 4.4%
Garmin, Ltd.	132,139	33,185,389
United States - 70.5%(e)
Aerospace & Defense - 26.2%(a)
Boeing Co.(b)	76,146	17,439,718
Firefly Aerospace, Inc.(b)(c)	838,376	29,007,810
Intuitive Machines, Inc.(b)(c)	1,022,079	25,909,703
Karman Holdings, Inc.(b)(c)	61,765	4,198,785
L3Harris Technologies, Inc.	43,581	13,969,889
Lockheed Martin Corp.	23,857	12,357,210
Momentus, Inc.(b)(c)	224,833	1,043,225
Northrop Grumman Corp.	21,065	12,206,746
Redwire Corp.(b)(c)	722,150	6,636,558
Rocket Lab Corp.(b)(c)	456,218	37,642,547
RTX Corp.	76,768	13,516,542
Satellogic, Inc.(b)	853,636	5,514,488
Sidus Space, Inc.(b)(c)	625,963	2,053,159
Virgin Galactic Holdings, Inc.(b)(c)	686,791	1,634,563
Voyager Technologies, Inc. - Class A(b)(c)	484,626	12,798,973
		195,929,916
Communications Equipment - 5.9%
ViaSat, Inc.(b)	670,657	44,203,003

The accompanying notes are an integral part of these financial statements.

1

Procure Space ETF®
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Telecommunication Services - 14.4%
AST SpaceMobile, Inc.(b)(c)	358,087	$26,462,629
Comcast Corp. - Class A(c)	305,844	8,270,022
Globalstar, Inc.(b)(c)	481,028	39,588,604
Iridium Communications, Inc.	862,893	33,713,230
		108,034,485
Industrial Conglomerates - 1.9%
Honeywell International, Inc.	66,827	14,323,031
Media - 9.8%
EchoStar Corp. - Class A(b)(c)	289,516	35,651,000
Sirius XM Holdings, Inc.	1,403,568	37,812,122
		73,463,122
Professional Services - 8.1%
BlackSky Technology, Inc.(b)(c)	279,482	9,916,022
Planet Labs PBC(b)(c)	1,249,324	46,187,508
Spire Global, Inc.(b)(c)	256,251	4,568,955
		60,672,485
Software - 4.2%
Trimble, Inc.(b)	471,400	31,734,648
Total United States		528,360,690
TOTAL COMMON STOCKS (Cost $657,897,486)		743,804,704

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(f)	116,242,472	116,242,472
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $116,242,472)		116,242,472

	Shares
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.58%(f)	4,793,400	4,793,400
TOTAL MONEY MARKET FUNDS (Cost $4,793,400)		4,793,400
TOTAL INVESTMENTS - 115.4% (Cost $778,933,358)		$864,840,576
Liabilities in Excess of Other Assets - (15.4)%		(115,580,649)
TOTAL NET ASSETS - 100.0%		$749,259,927

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $118,832,219.
(d)	Represents less than 0.05% of net assets.
(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

Procure Space ETF®
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Allocation of Portfolio Holdings by Country as of April 30, 2026
(% of Net Assets)
Japan	$47,668,343	6.4%
Canada	36,957,877	4.9
Switzerland	33,185,389	4.4
Luxembourg	29,938,755	4.0
Netherlands	19,127,039	2.6
France	12,970,299	1.7
Italy	12,351,173	1.6
Israel	9,800,285	1.3
South Korea	7,305,281	1.0
Sweden	6,139,573	0.8
United States	649,396,562	86.7
Liabilities in Excess of Other Assets	(115,580,649)	(15.4)
	$749,259,927	100.0%

Sector Classification as of April 30, 2026
(% of Net Assets)
Industrials	$356,625,894	47.7%
Communication Services	258,976,546	34.4
Information Technology	95,016,875	12.7
Consumer Discretionary	33,185,389	4.4
Investments Purchased with Proceeds from Securities Lending	116,242,472	15.5
Money Market Funds	4,793,400	0.7
Liabilities in Excess of Other Assets	(115,580,649)	(15.4)
	$749,259,927	100.0%

The accompanying notes are an integral part of these financial statements.

3

Procure Space ETF®
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 864,840,576
Foreign currency, at value	858,094
Dividends receivable	97,038
Security lending income receivable	49,607
Dividend tax reclaims receivable	5,477
Total assets	865,850,792
LIABILITIES:
Payable upon return of securities loaned	116,242,472
Payable to Adviser	338,833
Payable for transaction fee	3,396
Payable for expenses and other liabilities	6,164
Total liabilities	116,590,865
NET ASSETS	$ 749,259,927
Net Assets Consist of:
Paid-in capital	$ 689,430,997
Total distributable earnings	59,828,930
Total net assets	$ 749,259,927
Net assets	$ 749,259,927
Shares issued and outstanding (unlimited shares authorized without par value)	14,525,000
Net asset value per share	$51.58
Cost:
Investments, at cost	$ 778,933,358
Foreign currency, at cost	$861,421
Loaned Securities:
at value (included in investments)	$118,832,219

The accompanying notes are an integral part of these financial statements.

4

Procure Space ETF®
Statement of Operations
For the Period Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,976,149
Less: dividend withholding taxes	(149,974)
Interest income	17
Securities lending income, net	186,562
Total investment income	2,012,754
EXPENSES:
Investment advisory fee	1,161,671
Trustees’ fees	23,268
Compliance fees	13,379
Total expenses	1,198,318
Fee waiver by Adviser	(36,648)
Net expenses	1,161,670
Net investment income	851,084
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	71,764
In-kind redemptions	18,507,337
Foreign currency translation	(15,441)
Net realized gain (loss)	18,563,660
Net change in unrealized appreciation (depreciation) on:
Investments	56,117,454
Foreign currency translation	(237)
Net change in unrealized appreciation (depreciation)	56,117,217
Net realized and unrealized gain (loss)	74,680,877
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,531,961

The accompanying notes are an integral part of these financial statements.

5

Procure Space ETF®
Statements of Changes in Net Assets

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$851,084	$538,341
Net realized gain (loss)	18,563,660	12,748,013
Net change in unrealized appreciation (depreciation)	56,117,217	36,799,492
Net increase (decrease) in net assets from operations	75,531,961	50,085,846
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(371,250)	(733,271)
Total distributions to shareholders	(371,250)	(733,271)
CAPITAL TRANSACTIONS:
Shares sold	570,164,899	113,187,480
Shares redeemed	(48,672,692)	(44,662,905)
ETF transaction fees	14,059	3,230
Net increase (decrease) in net assets from capital transactions	521,506,266	68,527,805
Net increase (decrease) in net assets	596,666,977	117,880,380
NET ASSETS:
Beginning of the period	152,592,950	34,712,570
End of the period	$ 749,259,927	$ 152,592,950
SHARES TRANSACTIONS
Shares sold	11,775,000	3,825,000
Shares redeemed	(1,300,000)	(1,600,000)
Total increase (decrease) in shares outstanding	10,475,000	2,225,000

The accompanying notes are an integral part of these financial statements.

6

Procure Space ETF®
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$37.68	$19.02	$15.53	$20.51	$30.05	$20.85
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.20	0.34	0.45	0.64	0.25
Net realized and unrealized gain (loss) on investments(b)	13.86	18.78	3.42	(4.98)	(9.57)	9.25
Total from investment operations	13.99	18.98	3.76	(4.53)	(8.93)	9.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.32)	(0.27)	(0.45)	(0.61)	(0.28)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.09)	(0.32)	(0.27)	(0.45)	(0.61)	(0.30)
ETF transaction fees per share	0.00(c)	0.00(c)	—	—	—	—
Net asset value, end of period	$51.58	$37.68	$19.02	$15.53	$20.51	$30.05
Total return(d)	37.22%	100.75%	24.19%	−22.40%	−29.94%	45.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$749,260	$152,593	$34,713	$34,565	$61,028	$115,710
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.80%	0.84%	0.94%	0.82%	0.81%	0.81%
After expense waiver/recoupment(e)	0.78%	0.81%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets (after advisory fees waived/reimbursed & securities lending credit)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.57%	0.73%	2.02%	2.32%	2.69%	0.85%
Portfolio turnover rate(d)(f)	12%	51%	47%	43%	53%	52%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Procure Space ETF® (“UFO”) (the “Fund”) is a non-diversified series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). UFO seeks investment results that correspond generally to the performance, before UFO’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by S-Network Global Indexes (the “Index Provider”). UFO commenced operations on April 10, 2019.
The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on Nasdaq, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have they the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants pay fixed transaction fees to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units. The fixed transaction fee will be the same regardless of the number of Creation Units issued or redeemed by an investor. The fixed transaction fee charged by the Fund for each creation and redemption order is $500. Fixed transaction fees may be waived when the Advisor or Sub-Advisor believes that waiver of the fee is in the best interest of the Fund. An additional variable fee of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) for creations or (expressed as a percentage value of the Fund’s Securities) for redemptions may be imposed for (1) creations/redemption effected outside the Clearing Process and (2) cash creations/redemptions (to offset the Fund’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit/Fund’s Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit/Fund’s Securities to the account of the Fund or on its order. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 PM Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Money market funds are valued at NAV.

8

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the valuation designee in accordance with rule 2a-5. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s designee. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2026, the Fund held no Level 3 securities.
As described above, the Fund utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table presents a summary of the Fund’s investments in securities, at fair value, as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$743,804,704	$—	$—	$743,804,704
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	116,242,472
Money Market Funds	4,793,400	—	—	4,793,400
Total Investments	$748,598,104	$—	$—	$864,840,576

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $116,242,472 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

9

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2026 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Pennsylvania, and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
As of April 30, 2026, management has reviewed the tax positions for open years (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are typically declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

G.
Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of Shares outstanding for the Fund, rounded to the nearest cent. The Fund’s Shares will not be priced on the days on which the NYSE is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
I.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.
The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
NOTE 3 – PRINICIPAL RISKS
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve their investment objective.
Aerospace and Defense Companies Risk – Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.
Communication Services Risk – Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.
Equity Securities Risk – The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Index Risk – Although the Fund follows a defined index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking risk may be heightened and could negatively impact investors.
Foreign Securities Risk – The Underlying Indices contain equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.

11

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Index Construction Risk – A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.
Issuer-Specific Changes Risk – The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended years of economic expansion.
Liquidity Risk – The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security has a three-month average trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.
Market Price Risk – Shares are listed for trading on Nasdaq, Inc. and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain years, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.
Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Any public health emergency, including any emerging or reemergent epidemics (including, without limitation, outbreaks of coronavirus, influenza virus and ebola virus), or the threat thereof, could have a significant adverse impact on the Fund and the securities it holds, and could adversely affect the Fund’s ability to fulfill its investment objectives.
Beginning in late 2019, a novel and highly contagious form of coronavirus known as SARS-CoV-2 emerged, causing a disease referred to as COVID-19 or “coronavirus.” In March 2020, the World Health Organization declared the COVID-19 epidemic a “global pandemic,” meaning the disease was prevalent and spreading in multiple geographies. The COVID-19 pandemic has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted to reduce or mitigate the spread of COVID-19 by implementing nonpharmaceutical intervention measures (“NPIs”), such as quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar NPIs, such as closures, contactless delivery and remote work. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism, entertainment and other industries. As the

12

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
COVID-19 pandemic continues and governments and businesses implement NPIs, the potential economic and social impacts are increasingly uncertain and difficult to assess, but may include global, regional or other economic recessions. Any future pandemics may have a similarly adverse impact on the economy and the Fund.
In addition, the operations of the Fund, the Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, because of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.
Non-Correlation Risk – The Fund’s return may not match the return of the Underlying Index. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.
Non-Diversification Risk – The Fund is classified as “non-diversified.” This means that the Fund may invest in a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Passive Management Risk – Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.
Satellite Companies Concentration Risk – The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.
Small and Mid-Capitalization Securities Risk – The Fund may be subject to the risk that small and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small and mid-capitalization securities at a desired time or price. Small and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.
Space Industry Risk – The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. This is a global event with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in established industry sectors and the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

13

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Unidentified Aerial Phenomena (“UAP”) Risk – A UAP, formerly known as an “unidentified flying object” or “UFO”, is a flying object that looks or moves unlike any known aircraft used by the US or any foreign country. Recently, the US military has acknowledged the existence of UAPs and confirmed the authenticity of certain videos and images purporting to show UAPs. Given that currently there is no identification of these observed phenomena, it is possible that UAPs could create unintentional or deliberate operational, data security, “cyber” and other interference with the operation of satellites and other objects in space. Such activities could result in a significant adverse impact on the Fund’s securities, thereby causing the Fund’s investment in such portfolio securities to lose value and adversely affecting the Fund’s ability to fulfill its investment objectives.
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and ProcureAM, LLC (the “Advisor”), the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. At a Board meeting held on December 17, 2025, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.75% to the Adviser monthly based on average daily net assets. In addition, the Trustees, including all the Independent Trustees, approved the continuation of the sub-advisory agreement for an additional annual period. Certain officers and an Interested Trustee of the Trust are affiliated with the Advisor. Those officers’ and Interested Trustee’s compensation is paid for by the Advisor.
Penserra Capital Management, LLC serves as the Sub-Advisor (the “Sub-Advisor”) to the Fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor compensates the Sub-Advisor for these services under a sub-advisory agreement between the two entities, which the fee is calculated daily and paid monthly, at an annual rate of the Fund's average daily net assets of 0.05%, subject to a minimum annual fee of $40,000. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities. U.S. Bank National Association, an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s custodian pursuant to a custody agreement. Foreside Financial Services, LLC, serves as the Fund’s distributor pursuant to a distribution agreement.
The Fund pays, in the aggregate, each Independent Trustee an annual fee of $12,000. The Chairmen of the Audit Committee, the Valuation Committee and the Nominating and Governance Committee each receive an additional annual fee of $1,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at Board Meetings. The Fund paid Momentum57 $13,379 during the period November 1, 2025 to April 30, 2026. During the period ended April 30, 2026, the Advisor paid $36,648, in the aggregate, for Trustee and CCO fees on the Fund’s behalf, as a contractual waiver of its management fee. Such contractual waivers are not subject to recoupment by the Advisor.
Beginning March 1, 2025, the Fund began using Securities Lending income for the Fund’s expenses other than Advisory fees. The Fund offset $36,648 of allowable expenses during the period ending April 30, 2026.
NOTE 5 – DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of the Fund’s daily average net assets. For the period ended April 30, 2026 the Fund did not incur any 12b-1 expenses.

14

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
NOTE 6 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended April 30, 2026:

	Purchases	Sales
Procure Space ETF®	$45,558,144	$40,282,616

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended April 30, 2026:

	Purchases In-Kind	Sales In-Kind
Procure Space ETF®	$560,079,621	$47,879,397

There were no purchases or sales of U.S. Government obligations for the period ended April 30, 2026.
During the period ended April 30, 2026, the Fund did not pay any brokerage commissions on trades of securities to Penserra Securities, LLC, an affiliate of the Sub-Adviser.
NOTE 7 – SECURITIES LENDING
The Fund may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”). The securities lending agreement requires that loans are always collateralized in an amount equal to at least 102% of the value of any domestic loaned securities or 105% of the value of any foreign securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earned interest on the cash collateral. The amount of fees depends on various factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statement of Operations. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent. The Fund

15

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
As of April 30, 2026, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received
Procure Space ETF®	$118,832,219	$116,242,472

NOTE 8 – FEDERAL INCOME TAXES
The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2025 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Procure Space ETF®	$149,105,508	$40,698,468	$(19,663,809)	$21,034,659

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Accumulated (Loss)	Net Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
Procure Space ETF®	$ —	$ —	$(36,366,440)	$21,034,659	$(15,331,781)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and partnership adjustments.
As of October 31, 2025, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
Procure Space ETF®	$14,810,022	$21,556,418	Indefinite

Under current tax law, late-year ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred $0 of late-year ordinary losses for the tax year ending October 31, 2025.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications relate to redemptions in-kind and distributions in excess and have no effect on net assets or net asset value per share.
For the fiscal year ended October 31, 2025, the following table shows the reclassifications made:

	Total Distributable Earnings (Loss)	Paid in Capital
Procure Space ETF®	$(21,008,605)	$21,008,605

16

ProcureAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The tax character of distributions paid by the Fund during the period ended April 30, 2026, and the year ended October 31, 2025 as follows:

	Period Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	From Ordinary Income	From Return of Capital	From Ordinary Income	From Return of Capital
Procure Space ETF®	$371,250	$ —	$733,271	$ —

NOTE 9 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to the end of the current period that materially impacted the amounts or disclosures in the Fund’s financial statements through the date the financial statements were issue.

17

PROCUREAM ETFs
FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income
UFO	75.39%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2025 was as follows:

Qualified Dividend Income
UFO	55.43%

18

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

None for the period contained within this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

None for the period contained within this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Each current Independent Trustee is paid an annual retainer of $13,000, $12,000 for serving as a trustee and $1,000 for serving as chair of a committee, for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund Annual Trustee fees which may be reviewed periodically and changed by the Board.

The Trust does not have a bonus, profit sharing, pension or retirement plan.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a board meeting held on December 17, 2025, the Board of Trustees (the “Trustees” or the “Board”) of Procure ETF Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and ProcureAM, LLC (the “Adviser”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Procure Space ETF (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Funds in light of the extent and quality of the services to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

At the meeting, the Trustees discussed with counsel to the Trust their fiduciary duties under the 1940 Act in reviewing the Fund Advisory Agreements and their obligation to obtain and review information relevant and necessary to their consideration of the Fund Advisory Agreements. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Fund Advisory Agreements, the Independent Trustees received a separate written report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Fund as compared to fees charged to a relevant group of other exchange-traded funds(“ETFs”) and mutual funds constituting the Fund’s peer group (“peer group”) and the compensation to be received by the Sub-Adviser from the Adviser; the performance of the Fund as compared to its underlying index, benchmark indexes and its peer group; the nature of the Fund’s unitary fee arrangement with the Adviser pursuant to which the Adviser pays all ordinary expenses of the Trust and the Fund; the termination in February 2025 of the Adviser’s expense limitation agreement that had limited the Fund’s expense ratio; the sources of funding available to the Adviser necessary to support the Adviser’s unitary fee obligations; the expenses of the Fund as compared to its peer group; the nature of the expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser, the Adviser’s parent entity and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; the cost associated with providing the Fund and Board with directors and officer insurance, errors and omissions insurance, cyber liability insurance, and fidelity bond coverages; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with the Trust’s counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Trustees also considered their personal experiences as trustees of other ETFs and investment companies and as participants in the ETF and mutual fund industry, as applicable. In their deliberations, the Trustees considered the factors summarized below, and in approving the continuance of the Fund Advisory Agreements with respect to the Fund, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

Nature, Extent and of Quality of Services

The Board received information on and considered the division of responsibility of services to be provided by the Adviser and the Sub-Adviser, including the fact that portfolio management will be conducted by the Sub-Adviser with respect to rebalancing and reconstitution of the Fund’s portfolio upon the periodic rebalancing and reconstitution of the Fund’s underlying index and that the Adviser oversees the design and maintenance of the Fund’s underlying index. The Trustees also considered the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to the Fund as well as prior fund series of the Trust, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to improve services to the Fund. The Board reviewed the experience and resources that the Sub-Adviser had in managing strategies like those of the Fund, including information regarding the education and experience of management and investment personnel. With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser’s specialized role in sub-advising third party exchange-traded funds and acting as a passive manager in that capacity. With respect to fees and expenses, the Trustees also considered difference in how services are delivered to ETFs and investor and market expectations concerning appropriate and competitive levels of total expense ratios for ETFs, as well as investor preferences for intraday liquidity offered by ETFs and the expansion of distribution channels for ETFs.

The Board determined that the Fund would likely benefit from the services and resources available from the Adviser and the Sub-Adviser, in respect of their responsibilities. In particular, they noted the extensive experience of the Sub-Adviser’s management personnel in developing and administering strategies that would be utilized by the Fund, as well as the performance history of the Sub-Adviser since its inception.

Fund Performances, Advisory Fees and Expenses

The Board considered comprehensive data and information comparing the performance, advisory fees and expense ratios of the Fund and its peer group. The Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about the Fund’s performance in comparison to its peers, underlying index and benchmarks, and analyses by the Adviser and Sub-Adviser of the Fund’s performance. The Trustees compared the Fund’s performance, advisory fee and expenses with its peer group, and considered the differences between the Fund and funds in the peer group and whether the funds in the peer group were ETFs or mutual funds. The Trustees considered the size of the Fund in comparison to its peers, including whether the peer funds were part of a larger fund complex.

Although the Board determined that the Fund was distinct in ways from its peer group of ETFs and mutual funds, the Board determined that the advisory fees charged and overall expenses of the Fund were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Adviser and Sub-Adviser, the costs incurred by the Adviser and Sub- Adviser in rendering those services, and the Trust operating cost support provided by the Adviser to cover Fund expenses when the Fund had low levels of assets under management (“AUM”) during the contract year under review, the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to the Fund were fair and reasonable.

The Trustees Considered the following Fund-specific factors:

Procure Space ETF

The Fund’s annual advisory fee (gross of waivers) was slightly above the median advisory fee charged to comparable ETFs in the peer group (all of which are passively managed funds), and annual total expenses paid by the Fund (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total return for the one-year period was above the peer group median and the return of the FT Wilshire 5000 Total Return Index, its benchmark index. The Fund’s annualized total return for the three-year period was below the peer group median return but above the benchmark index. The Fund’s annualized total return for the five-year period was above the peer group median return and the benchmark index return.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the profitability of the Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees noted that the Adviser had waived a portion of its advisory fee for the Fund in 2024, the expense limitation agreement was terminated in February 2025, and the Adviser’s net advisory fee was positive over certain periods of 2025 as Fund assets under management (“AUM”) increased due to net Share creation activity in 2025 whereas during other periods of 2025 the Adviser’s net advisory fee was zero due to payment obligations of the Adviser under the unitary fee arrangement. The Trustees also observed that the Adviser pays the Sub-Adviser’s sub-advisory fee out of the Adviser’s advisory fee and considered the relative levels and types of services provided by the Adviser and Sub-Adviser.

After considering information relating to the financial condition of the Adviser and Sub-Adviser, the funding commitments by the Adviser’s parent entity and its principals to the Adviser, as well as the expected fees and operating costs relating to the management of the Fund, the Board determined that each of the Adviser and Sub-Adviser would be capable of continuing to provide services to the Fund. The Board further determined that the advisory fee payable to the Adviser was not excessive under the unitary fee arrangement notwithstanding the Adviser’s increasing profitability relative to the Fund at the Fund’s present rising AUM levels.

Brokerage and Portfolios Transactions

The Board was presented with materials and a thorough discussion of the brokerage practices of the Adviser and the Sub-Adviser. The Adviser and Sub-Adviser reviewed their execution policies and the Sub-Adviser discussed its policies and procedures for allocating brokerage. The Independent Trustees determined the brokerage policies of both the Adviser and Sub-Adviser would benefit the Fund.

The Board determined that brokerage and portfolio transaction execution services were acceptable and demonstrated adherence to the principles of best execution.

Possible conflicts of interest

The Board considered the experience and ability of the advisory personnel assigned to the Fund, soft-dollar arrangements and the brokerage policies of the Adviser and the Sub-Adviser (including a discussion of the execution policies of the Adviser and the Sub-Adviser), and the substance and administration of the Codes of Ethics of the Trust, the Adviser and the Sub-Adviser. The Board determined that the personnel and compliance policies of the Trust, Adviser and Sub-Adviser were each well designed to monitor and address conflicts of interest.

Economies of Scale

The Trustees considered whether the Fund would realize any economies of scale. They noted that the matter of economies would be reviewed in the future as the Fund’s assets grew.

Conclusion

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, unanimously concluded that the nature, overall quality, and extent of the management and oversight services provided by the Adviser and Sub-Adviser to the Fund was satisfactory; the compensation payable to the Adviser and the Sub-Adviser pursuant to each Fund’s Advisory Agreement and Sub-Advisory Agreement, respectively, was fair and reasonable in light of the nature and quality of the services the Adviser and Sub-Adviser provides to the Fund; and the continuance of the Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders, and accordingly, approved the continuance of the Advisory Agreement and Sub-Advisory Agreement, respectively, through December 31, 2026.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Procure ETF Trust II

By (Signature and Title)*	/s/ Andrew Chanin
Andrew Chanin, Chief Executive Officer

Date	07/09/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew Chanin
Andrew Chanin, Chief Executive Officer

Date	07/09/26

By (Signature and Title)*	/s/ Adrienne Binik-Chanin
Adrienne Binik-Chanin, Chief Financial Officer

Date	07/09/26

* Print the name and title of each signing officer under his or her signature.